Taxes on Income (Details) - Schedule of income (loss) before taxes on income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income (loss) before taxes on income [Abstract]
Domestic	$ 389	$ (966)	$ (980)
Foreign	23	6	19
Total income (loss) before taxes	$ 412	$ (960)	$ (961)